INCOME TAXES - Tax rate reconciliation (Details) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021		Dec. 31, 2020
Tax rate reconciliation (%)
Income tax benefit at statutory rate			21.00%	21.00%		21.00%
Tax exempt income				0.53%
Nondeductible expenses			(5.46%)	(9.92%)		(10.39%)
Currency remeasurement adjustments			(3.90%)
Change in valuation allowance			(8.59%)	(19.47%)		(10.77%)
Effect of different tax rates			(3.05%)	(2.11%)		(0.75%)
Change in tax rates				3.44%		0.91%
Effective tax rate				(6.53%)
Tax rate reconciliation
Loss before income tax:	$ (12,000,418)	$ (6,633,074)	$ (14,245,878)	$ (13,584,846)	[1]	$ (4,630,168)	[1]
Income tax benefit at statutory rate			2,991,634	2,852,818		972,335
Tax exempt income				71,360
Nondeductible expenses			(777,764)	(1,347,007)		(481,153)
Currency remeasurement adjustments			(555,212)
Change in valuation allowance			(1,224,430)	(2,645,495)		(498,864)
Effect of different tax rates			$ (434,228)	(286,748)		(34,521)
Change in tax rates				467,424		$ 42,203
Total	$ 0	$ 0		$ 887,648	[1]

[1]	See restatement of financial statements in note 2.4 for further details.